Finance Receivables Held for Sale (Details Narrative) - OneMain Holdings, LLC [Member] - USD ($) $ in Millions					1 Months Ended			12 Months Ended
	Nov. 30, 2016	Jun. 30, 2016	May 02, 2016	Mar. 31, 2016	Dec. 31, 2016	Aug. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)					$ 153			$ 793
Finance receivables transferred from held for investment to held for sale								608	$ 67
Financing receivable sold, carrying value			$ 602
Net gain on sales of personal and real estate loans and related trust assets			$ 22					0	648
Net gain on sale of SpringCastle interests								0	0
Cost of mortgages sold									$ 64
Mortgage loans on real estate, holdback provision receivable					3			5
SpringCastle Interests Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net gain on sale of SpringCastle interests				$ 167
Real Estate Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value of loans held for sale					58	$ 250
Gain (loss) on loans sold					$ (1)	$ (4)
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)								617
Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)								$ 176
Finance receivables transferred from held for investment to held for sale	$ 50	$ 257
Spring Castle Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables transferred from held for investment to held for sale							$ 16